Comprehensive Income and Shareholders Equity	12 Months Ended
Dec. 31, 2013
Comprehensive Income and Shareholders Equity Disclosure [Abstract]
Comprehensive Income and Shareholders Equity [Text Block]

Note 11. Comprehensive Income and Shareholders’ Equity

Comprehensive Income

Comprehensive income combines net income and other comprehensive items. Other comprehensive items represent certain amounts that are reported as components of shareholders’ equity in the accompanying balance sheet.

Changes in each component of accumulated other comprehensive items, net of tax are as follows:

(In millions)	Currency Translation Adjustment	Unrealized Gains (Losses) on Available-for-Sale Investments	Unrealized Gains (Losses) on Hedging Instruments	Pension and Other Postretirement Benefit Liability Adjustment	Total

Balance at December 31, 2012	$87.4	$7.7	$(32.9)	$(212.6)	$(150.4)
Other comprehensive income (loss) before reclassifications	24.6	1.6	5.8	38.2	70.2
Amounts reclassified from accumulated other comprehensive items	—	(8.0)	3.2	7.8	3.0

Net other comprehensive items	24.6	(6.4)	9.0	46.0	73.2

Balance at December 31, 2013	$112.0	$1.3	$(23.9)	$(166.6)	$(77.2)

The amounts reclassified out of accumulated other comprehensive items are as follows:

		Year Ended
	Affected Line Item in the	December 31,	December 31,	December 31,
(In millions)	Statement of Income	2013	2012	2011

Amounts Reclassified From Accumulated Other Comprehensive Items
Unrealized gains and losses on
available-for-sale investments:
Realized gain on sale or transfer
of available-for-sale investments	Other Expense, Net	$(10.5)	$—	$0.1
Tax provision	Provision for Income Taxes	2.5	—	—

		(8.0)	—	0.1

Unrealized gains and losses on
hedging instruments:
Realized loss on interest rate
swaps and locks	Other Expense, Net	5.4	5.3	2.1
Tax benefit	Provision for Income Taxes	(2.2)	(2.0)	(0.8)

		3.2	3.3	1.3

Pension and other postretirement
benefit liability adjustment:
Amortization of actuarial losses	Net Periodic Benefit Cost -	11.5	6.9	3.1
Amortization of prior service benefit	see Note 6 for details	(0.1)	(0.1)	(0.1)

Total before tax		11.4	6.8	3.0
Tax benefit	Provision for Income Taxes	(3.6)	(2.4)	(1.1)

		7.8	4.4	1.9

Total reclassifications		$3.0	$7.7	$3.3

Shareholders’ Equity

At December 31, 2013, the company had reserved 43,640,460 unissued shares of its common stock for possible issuance under stock-based compensation plans.

The company has 50,000 shares of authorized but unissued $100 par value preferred stock.

Shareholder Rights Plan

The company has distributed rights under a shareholder rights plan adopted by the company’s Board of Directors to holders of outstanding shares of the company’s common stock. Each right entitles the holder to purchase one hundred-thousandth of a share (a Unit) of Series B Junior Participating Preferred Stock, $100 par value, at a purchase price of $200 per Unit, subject to adjustment. The rights will not be exercisable until the earlier of (i) 10 business days following a public announcement that a person or group of affiliated or associated persons (an Acquiring Person) has acquired, or obtained the right to acquire, beneficial ownership of 15% or more of the outstanding shares of common stock (the Stock Acquisition Date), or (ii) 10 business days following the commencement of a tender offer or exchange offer for 15% or more of the outstanding shares of common stock.

In the event that a person becomes the beneficial owner of 15% or more of the outstanding shares of common stock, except pursuant to an offer for all outstanding shares of common stock that at least 75% of the Board of Directors determines to be fair to, and otherwise in the best interests of, stockholders, each holder of a right (except for the Acquiring Person) will thereafter have the right to receive, upon exercise, that number of shares of common stock (or, in certain circumstances, units of preferred stock, cash, property or other securities of the company) which equals the exercise price of the right divided by one-half of the current market price of the common stock. In the event that, at any time after any person has become an Acquiring Person, (i) the company is acquired in a merger or other business combination transaction in which the company is not the surviving corporation or its common stock is changed or exchanged (other than a merger that follows an offer approved by the Board of Directors), or (ii) 50% or more of the company’s assets or earning power is sold or transferred, each holder of a right (except for the Acquiring Person) shall thereafter have the right to receive, upon exercise, the number of shares of common stock of the acquiring company that equals the exercise price of the right divided by one-half of the current market price of such common stock.

At any time until the Stock Acquisition Date, the company may redeem the rights in whole, but not in part, at a price of $.01 per right (payable in cash or stock). The rights expire on September 29, 2015, unless earlier redeemed or exchanged.

Equity Forward Agreements

In June 2013, in anticipation of the acquisition of Life Technologies, the company entered into equity forward agreements in connection with a public offering of 29.6 million shares of its common stock. The use of the equity forward agreements substantially eliminated future equity market price risk by fixing a common equity offering sales price under the then existing market conditions, while mitigating share dilution from the offering by postponing the actual issuance of common stock until the funds were needed for the Life Technologies Acquisition.

Under the terms of the agreements, the counterparties borrowed shares of the company’s common stock and sold them for $85.50 per share. Upon settlement of the agreements, in January 2014, the company issued and delivered 29.6 million shares of its common stock at the then applicable forward sale price of $82.5342 per share. The forward price was initially $83.2770 per share, net of underwriting fees, and was subject to adjustment in accordance with the terms of the agreements including fixed reductions related to cash dividends.

In November 2013, the company entered into a subscription agreement for a private placement of 5.3 million shares of its common stock at a price of $94.85 per share that was contingent on the closing of the Life Technologies Acquisition. The agreement closed on February 3, 2014.

The equity forward and subscription agreements had no initial fair value as they were entered into at the then market price of the common stock. The company did not receive any proceeds from the sale of common stock until the agreements were settled in 2014. Upon settlement, the proceeds were recorded in equity. Prior to their settlement, to the extent that the equity forward agreements were dilutive, they have been reflected in the company’s diluted earnings per share calculations using the treasury stock method. Prior to closing, the subscription agreement was not potentially dilutive to the company’s diluted earnings per share calculations due to its contingent nature.